Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Table Lists the Constituent Companies	The following table lists the constituent companies in the Group.
Company name	Jurisdiction	Incorporation Date	Ownership
Brera Holdings PLC	Ireland	June 30, 2022	Group Holding Company
Brera Milano Srl	Italy	December 20, 2016	100% (via Brera Holdings PLC)
Brera FC	Italy	July 31, 2023	100% (via Brera Milano Srl)
Fudbalski Klub Akademija Pandev	Macedonia	June 9, 2017	90% (via Brera Holdings PLC)
UYBA Volley S.s.d.a.r.l	Italy	June 7, 2002	51% (via Brera Holdings PLC)

Schedule of Estimated Useful Lives, Using the Straight-Line Method	Depreciation is charged to allocate the cost of assets, over their estimated useful lives, using the straight-line method, on the following bases:
Years
Leasehold improvements	5
Furniture and fittings	5
Office equipment and software	5
Motor vehicles	10
Building	20
Other	5

Schedule of Recognized Fair Value at the Date of Acquisition	They are recognized at their fair value at the date of acquisition and are subsequently amortized on a straight-line basis as follows:
Player contracts	2 years (FKAP) & 1 year (UYBA)
Brands	Indefinite
Broadcasting rights	5 years (FKAP)
Season ticket holders	5 years (UYBA)
Stadium lease	16 years (UYBA)
Customer relationships	3 years (UYBA)